December 22, 2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Admiral Funds (the Trust) File No. 33-49023

Commissioners:

Enclosed is the 24th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on October 16, 2009. The purposes of this Amendment are to : 1) address comments of the Commission’s Staff regarding the prior Amendment, 2) update the Trust’s financial statements for the fiscal year ended August 31, 2009, and 3) make a number of non-material editorial changes.

This amendment does not contain disclosures that would render it ineligible to become effective under 485(b). Pursuant to the requirements of Rule 485(b), this amendment designates an effective date of December 23, 2009.

Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/ Frances T. Han

Frances T. Han

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.

U.S. Securities and Exchange Commission